Cover Page Cover Page	Sep. 25, 2019
Document Information [Line Items]
Entity Central Index Key	0000880266
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	58-1960019
Document Type	8-K
Document Period End Date	Sep. 25, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12930
Entity Address, Address Line One	4205 River Green Parkway
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30096
City Area Code	770
Local Phone Number	813-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	AGCO
Amendment Flag	false
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Registrant Name	AGCO CORP /DE